INCOME TAXES (Details 4) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Plant, equipment and mining properties	$ 35,675,000	$ 34,846,000	$ 35,658,000
Unrecognized deductible temporary differences [Member]
Statement [Line Items]
Tax losses carried forward	17,968,000	18,974,000
Share issue costs	1,478,000	1,144,000
Plant, equipment and mining properties	341,000	263,000
Capitalized to exploration and evaluation assets	1,244,000	1,248,000
Investments	(15,000)	(400,000)
Reclamation provision	0	0
Unrecognized deductible temporary differences	$ 21,016,000	$ 21,229,000